CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	$ (5,819)	$ (6,068)	$ (10,524)	$ (12,192)	$ (21,308)	$ (128,865)
Other comprehensive income (loss), net of tax:
Unrealized (loss) gain on derivative instruments	(2,425)	4,526	(7,285)	3,510	8,178	3,581
Foreign currency translation adjustment	(9)	21	(9)	(65)	20	239
Total other comprehensive (loss) income	(2,434)	4,547	(7,294)	3,445	8,198	3,820
Comprehensive loss	(8,253)	(1,521)	(17,818)	(8,747)	(13,110)	(125,045)
Comprehensive (loss) income attributable to non-controlling interests	(106)	26	65	336	639	306
Comprehensive loss attributable to unitholders	(8,147)	(1,547)	(17,883)	(9,083)	(13,749)	(125,351)
Accumulating preferred dividends	(7,145)	(6,109)	(13,882)	(11,848)	(24,208)	(18,513)
Comprehensive loss attributable to common unitholders	$ (15,292)	$ (7,656)	$ (31,765)	$ (20,931)	$ (37,957)	$ (143,864)